Provisions (Table)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Provisions

				Restated[b]			Restated[b]
	Onerous contracts	Redundancy and restructuring	Undrawn contractually committed facilities and guarantees provided[a]	Customer redress	Legal, competition and regulatory matters	Sundry provisions	Total
	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
As at 1 January 2021	6	44	769	44	222	123	1,208
Additions	1	55	129	235	54	28	502
Amounts utilised	(2)	(39)	—	(4)	(45)	(29)	(119)
Unused amounts reversed	(3)	(11)	(386)	(7)	(18)	(26)	(451)
Exchange and other movements	—	(3)	(13)	(2)	(2)	(10)	(30)
As at 31 December 2021	2	46	499	266	211	86	1,110
Note
aUndrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9
b